Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015	Jun. 30, 2016 USD ($) Number	Jun. 30, 2015 Number	Dec. 31, 2015 USD ($) Number	Dec. 31, 2014 Number
FDIC insured limit	$ 130,104		$ 130,104		$ 25,000
Allowance for doubtful accounts	25,000		25,000		$ 28,000
Debt issuance costs	$ 166,080		$ 166,080
Description of the reverse stock split			1-for-15, 1-for-20, 1-for-25, 1-for-30, 1-for-35 or 1-for-40
Maximum [Member]
Term of service agreements (in years)			3 years		3 years
Discount rate used in valuation					35.00%
Discount rate for lack of marketability					35.00%
Discounts rate for lack of control					30.00%
Useful life					7 years
Minimum [Member]
Term of service agreements (in years)			1 year		1 year
Discount rate used in valuation					22.00%
Discount rate for lack of marketability					15.00%
Discounts rate for lack of control					20.00%
Useful life					5 years
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of major customers | Number			1		3	2
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Other Customers with Total Accounts Receivable Over Threshold [Member]
Concentration risk, percentage			9.00%		9.00%	9.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration risk, percentage			13.00%		14.00%	20.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration risk, percentage					14.00%	17.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration risk, percentage					12.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Number of major customers | Number			1	2	1	1
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Other Customers with Total Accounts Receivable Over Threshold [Member]
Concentration risk, percentage	8.00%	9.00%	8.00%	9.00%	9.00%	8.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer A [Member]
Concentration risk, percentage		12.00%	11.00%	10.00%	12.00%	10.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer B [Member]
Concentration risk, percentage		10.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer C [Member]
Concentration risk, percentage		10.00%